Investment (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Issuance of common stock value	$ 2,970,621	$ 1,031,670
Equity method investment, percentage			10.00%
Advanced receivable for stock issuance		$ 15,658
Agreement to Purchase [Member]
Issuance of common stock shares			10,000,000
Issuance of common stock value			$ 50,000